Principal Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of Summary of Significant Accounting Policies [Abstract]
Impairment loss	$ 0
Proceeds from sale or issue of treasury shares	$ 0